ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ACQUISITIONS
Schedule Of Acquisitions
	The Hacienda	Lowell Farm
(in thousands)	Company, LLC	Services	Total
CONSIDERATION
Cash	$4,019	$-	$4,019
Transaction costs	428	190	618
Note payable and other obligations	3,115	9,000	12,115
Fair value of subordinate voting shares	34,358	9,610	43,968
Total consideration	$41,920	$18,800	$60,720

PURCHASE PRICE ALLOCATION
Assets Acquired
Inventories	$3,300	$-	$3,300
Accounts receivable - net	1,312	-	1,312
Land	-	8,261	8,261
Buildings	-	6,268	6,268
Equipment	-	1,221	1,221
Other tangible assets	739	-	739
Intangible assets - brands and tradenames	37,299	-	37,299
Intangible assets - technology and know-how and other	-	3,050	3,050
Liabilities assumed
Payables and other liabilities	(730)	-	(730)
Fair value of net assets acquired	$41,920	$18,800	$60,720

	(1)	(2)	(3)	(4)
		The Humble	The Hacienda	Lowell Farm
(in thousands)	Kaizen Inc.	Flower Co.	Company, LLC	Services	Total
CONSIDERATION
Contingent Payment	$50	$44	$-	$-	$94
Cash			4,019	-	4,019
Transaction costs			428	190	618
Note payable and other obligations	200	65	3,115	9,000	12,380
Fair value of subordinate voting shares	62	55	34,358	9,610	44,085
Total consideration	$312	$164	$41,920	$18,800	$61,196

PURCHASE PRICE ALLOCATION
Assets Acquired
Inventories	$-	$6	$3,300	$-	$3,306
Accounts receivable - net	-	-	1,312	-	1,312
Land	-	-	-	8,261	8,261
Buildings	-	-	-	6,268	6,268
Equipment	-	-	-	1,221	1,221
Other tangible assets	-	-	739		739
Intangible assets - brands and tradenames	250	158	37,299	-	37,707
Intangible assets - technology and know-how and other	208	-	-	3,050	3,258
Liabilities assumed
Payables and other liabilities	-	-	(730)	-	(730)
Fair value of net assets acquired	$458	$164	$41,920	$18,800	$61,342